BUSINESS COMBINATIONS - Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 09, 2024	Jul. 18, 2024	Dec. 31, 2023	Feb. 21, 2023	Dec. 31, 2022
Business Combination [Line Items]
Goodwill	$ 62,234	$ 58,037			$ 44,257
Galaxy Digital Holdings, LP
Business Combination [Line Items]
Goodwill		$ 58,037			$ 44,257		$ 24,645
Fierce Company
Business Combination [Line Items]
Cash			$ 315
Other non-current assets			3,296
Intangible assets			411
Goodwill			8,588
Total assets			12,610
Deferred tax liability			110
Total liabilities			110
Fierce Company | Galaxy Digital Holdings, LP
Business Combination [Line Items]
Cash	315
Other non-current assets	3,296
Intangible assets	411
Goodwill	8,588		$ 8,600
Total assets	12,610
Deferred tax liability	110
Total liabilities	$ 110
CryptoManufaktur
Business Combination [Line Items]
Counterparty digital assets				$ 943,445
Intangible assets				7,213
Goodwill				5,193
Total assets				955,851
Counterparty digital asset obligations				943,445
Accounts payable and accrued liabilities				21
Total liabilities				943,466
CryptoManufaktur | Galaxy Digital Holdings, LP
Business Combination [Line Items]
Counterparty digital assets				943,445
Intangible assets				7,213
Goodwill				5,193
Total assets				955,851
Counterparty digital asset obligations				943,445
Accounts payable and accrued liabilities				21
Total liabilities				$ 943,466
GK8 | Galaxy Digital Holdings, LP
Business Combination [Line Items]
Receivables						$ 814
Prepaid expenses and other assets						190
Property and equipment						128
Intangible assets						23,258
Goodwill						19,612
Total assets						44,002
Accounts payable and accrued liabilities						109
Total liabilities						$ 109